Post-Employment Obligations And Compensatory Indemnity - Schedule of Actuarial Assumptions (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	[1]	11.08%	12.30%
Annual expected return on plan assets		11.08%	12.30%
Long-term annual inflation rate		3.50%	4.50%
Estimated future annual salary increases		35.00%	4.50%
General mortality table		AT-2000 S10% by sex	AT-2000 S10% by sex
Disability table		Not applicable	Not applicable
Disabled mortality table		AT-83 IAM Male	AT-83 IAM Male
Real growth in contributions above inflation
Health Plan and Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	[1]	11.15%	12.23%
Long-term annual inflation rate		3.50%	4.50%
General mortality table		AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disabled mortality table		MI-85 Female	MI-85 Female
Real growth in contributions above inflation		1.00%	1.00%

[1]	Nominal discount rates based on NTN‑B projections with maturities aligned with the expected duration of the obligation.